Annual Total Returns - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - FidelityAdvisorGrowthIncomeFund-AMCIZPRO - Fidelity Advisor Growth and Income Fund	Jan. 28, 2023
Bar Chart Table:
Annual Return, Inception Date	Feb. 01, 2017
Fidelity Advisor Growth and Income Fund - Class A
Bar Chart Table:
Annual Return 2013	33.01%
Annual Return 2014	9.95%
Annual Return 2015	(2.58%)
Annual Return 2016	15.60%
Annual Return 2017	16.58%
Annual Return 2018	(9.45%)
Annual Return 2019	30.16%
Annual Return 2020	7.24%
Annual Return 2021	25.37%
Annual Return 2022	(4.99%)